Transactions with Related Parties, Vessel Acquisitions (Details) - Related Party [Member] - USD ($)			12 Months Ended
	Sep. 16, 2025	Jul. 10, 2025	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Vessel acquisition and dry-docking costs			$ 34,871,669
Gain (loss) on acquisition of vessels			0
Excess of consideration over carrying value of acquired assets			$ 3,091,542
Wholly Owned Subsidiary Of Toro Corp [Member] | LPG Dream Syrax [Member]
Transactions with Related Parties [Abstract]
Purchase price of vessel		$ 18,000,000
Wholly Owned Subsidiary Of Toro Corp [Member] | LPG Dream Terrax [Member]
Transactions with Related Parties [Abstract]
Purchase price of vessel	$ 20,000,000